Note 30 (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2022	December 2021
Loan commitments given	6.2.2	132,088	119,618
Of which: impaired		224	171
Central banks		674	—
General governments		2,964	3,483
Credit institutions		19,060	16,085
Other financial corporations		5,659	4,583
Non-financial corporations		63,259	59,475
Households		40,472	35,991
Financial guarantees given	6.2.2	14,308	11,720
Of which: impaired (*)		300	245
Central banks		—	—
General governments		186	162
Credit institutions		347	312
Other financial corporations		1,019	1,026
Non-financial corporations		12,565	10,039
Households		192	181
Other commitments given	6.2.2	38,502	34,604
Of which: impaired (*)		604	541
Central banks		—	2
General governments		184	212
Credit institutions		4,882	4,266
Other financial corporations		1,679	1,753
Non-financial corporations		31,599	28,224
Households		159	147
Total	6.2.2	184,898	165,941
(*) Impaired financial guarantees given amounted to € 904 and €786 million, respectively, as of June 30, 2022 and December 31, 2021, respectively.